Clinical Trial Deposit - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended					6 Months Ended		12 Months Ended
	Jan. 01, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023
Clinical Trial Deposit [Line Items]
Patient enrollment milestones, payments (recovery)				$ (512)		$ 1,075	$ 563	$ 1,075
Patient enrollment milestones, payments		$ 0			$ 1,075				$ 563	$ 5,065
Deposits payments							1,075		1,075
Clinical trial deposit payments		$ 205	$ 205				114		205
Contract Research Organization Termination Cost							1,000		$ 1,000
Contract research organization termination cost paid							$ 600
Subsequent Event [Member]
Clinical Trial Deposit [Line Items]
Contract Research Organization Termination Cost Yet To Be Paid	$ 400